Stock Options (Tables)	12 Months Ended
Dec. 31, 2024
Stock Options [Abstract]
Schedule of Stock Option Activities

The following is a summary of the stock option activities of the Company:

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2022	5,900,000	$3.24
Granted	68,019	3.96
Exercised	(1,666,661)	2.07
Cancelled	-	-
Forfeited	-	-
Outstanding as of December 31, 2023	4,301,358	$3.70
Granted	-	-
Exercised	-	-
Cancelled	-	-
Forfeited	-	-
Outstanding as of December 31, 2024	4,301,358	$3.70